Cash generated from operations (Details)	6 Months Ended				9 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Jan. 31, 2019 GBP (£)	Jan. 01, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Cash (used in)/generated from operations
Loss before tax	£ (4,408,580)	€ (4,408,580)	£ (949,576)	€ (949,576)	£ 615,501	£ (891,277)
Adjustments for:
Depreciation		10,022			242	3,753
Change in trade and other receivables		(169,470)		(30,422)	(45,235)	(135,790)
Change in trade and other payables		2,907,007		(928,710)	2,852,588	(1,006,549)
Share option charge		68,596		47,661	8,945	95,331
Interest income				(50,882)	(400,666)	(50,882)
Interest payable		426,255		148,079	69,466	307,936
Cash (used in)/generated from operations	(1,166,170)	(1,166,170)	(1,763,850)	(1,763,850)	3,100,841	(1,677,478)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	(4,149,384)	(4,149,384)	420,730	420,730	251,286	420,730	€ 420,730
Facilities received	9,700,000	(9,700,000)	500,000	(500,000)	3,000,000	1,300,000
Movement in cash	5,409,873	5,409,873		(1,922,005)	3,169,444	(3,270,114)		£ (1,922,005)
Movement in net cash/ (debt)		(4,290,127)		(2,422,005)	169,444	(4,570,114)
Closing net cash/(debt)		€ (8,439,511)		€ (2,001,275)	420,730	(4,149,384)	€ (4,149,384)	420,730
Composition of closing net cash/(debt)
Cash	£ 5,560,489		£ 1,498,725		3,420,730	150,616		3,420,730	€ 5,560,489	€ 1,498,725	£ 251,286	£ 251,286	£ 251,286
Bridging finance						(800,000)			(10,500,000)
Convertible loans					(3,000,000)	(3,500,000)		(3,000,000)	(3,500,000)	(3,500,000)
Net cash/(debt)					£ 420,730	£ (4,149,384)		£ 420,730	€ (8,439,511)	€ (2,001,275)			£ 251,286